Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt [Abstract]
Debt

Note 6 — Debt

The following table sets forth a summary of the debt instruments and their changes during the nine months ended September 30, 2025 and 2024 (in thousands):

	Convertible Notes	Loan Payable - Related Party	Tasly Convertible Debt - Related Party	Convertible promissory note - related party	Senior Notes	Promissory Notes	PPP Loan

Balance at January 1, 2025	$18,419	$—	$2,234	—	$25,268	910	$1,376
Issuance of debt	—	11,000	—	—	1,350	100	—
Debt repayments	—	(610)	—	—	(443)	—	—
Change in fair value	—	71	(27)	(242)	—	—	—
Conversion of debt to equity	(19,612)	—	—	—	(27,279)	—
Debt assumed in connection with reverse recapitalization	—	3,898	—	2,162	—	—	—
Stated interest	1,193	—	—	—	1,258	35	10
Balance at September 30, 2025	(0)	14,359	2,207	1,920	154	1,045	1,386

Less: Current portion	—	—	2,207	1,920	154	1,045	1,386
Long term debt	$(0)	$14,359	$—	$—	$—	—	—
Accounting basis	Effective interest method	Fair value option	Fair value option	Fair value option	Effective interest method	Simple interest method	Compounding Interest
Interest rate	12	10	24	—	0-12	0-12	1
Conversion price(s) per share 1	$525.00	various	$37.50	—	$$37.50, $166.50, and $300.00	—	—
Maturity	7/11/2025	1/11/2027	7/11/2025	1/11/2026	7/11/2025	7/11/2025	5/25/2026
	Convertible Notes	Tasly Convertible Debt - Related Party at fair value	Senior Convertible Notes	Promissory Notes	PPP Loan

Balance at January 1, 2024	$16,316	$1,714	$20,155	$849	$1,362
Issuance of debt	—	16	2,110	—	—
Debt repayments	—	—	(150)	—	—
Change in fair value	—	427	—	—	—
Stated interest	993	—	1,521	46	10
Amortization of debt discount and issuance costs	2	—	—	—	—
Balance at September 30, 2024	17,311	2,157	23,636	895	1,372

Less: Current portion	17,311	2,157	23,636	895	1,372
Long term debt	$—	$—	$—	$—	$—

Convertible Debt

Convertible Notes

The annual effective interest rate of Convertible Notes was estimated from 12.54% to 53.28% per year for the nine months ended September 30, 2025 and from 12.66% to 53.28% per year for the nine months ended September 30, 2024. The interest expense for the three months ended September 30, 2025 and 2024 was $0.1 million and $0.5 million, respectively. The interest expense for the nine months ended September 30, 2025 and 2024 was $1.2 million and $1.6 million, respectively.

Upon Closing, the following convertible notes were converted into Company Common Stock based on the principal and accrued interest as of July 11, 2025 (the Closing Date). Convertible Notes with an outstanding balance of $19.6 million in principal and accrued interest converted into 37,356 shares of Company Common Stock at $525.00/share, as adjusted for the Reverse Stock Split.

Tasly Convertible Debt - Related Party at fair value

In June 2023, the Company entered into a short-term loan agreement with a related party under which it may borrow up to $1.6 million, of which $1.0 million was borrowed on June 26, 2023, $0.3 million was borrowed on July 20, 2023, $0.3 million was borrowed on August 15, 2023 and the final $0.02 million was borrowed in February 2024 (the “Convertible debt”).

The loans bear interest at a rate of 12% per annum, 24% per annum default interest rate, and originally matured on December 31, 2023. The original maturity date was extended to March 31, 2024, subject to the parties’ decision to extend thereafter. Upon occurrence of certain events of default by the Company, including failure to repay in full the amounts owed at maturity, the lender will have an option to convert the entire outstanding balance and accrued but unpaid interest under the Convertible debt into senior unsecured promissory notes on substantially the same terms as the outstanding Senior Notes. In the event the Company fails to complete the formation of the APAC Joint Venture or fail to repay the amounts under the Tasly Convertible Debt when they become due, the lender will have an option to convert the entire outstanding balance and accrued but unpaid interest under the Convertible debt into either (i) senior unsecured promissory notes on substantially the same terms as the outstanding Senior Notes as of September 30, 2025, $37.50 per share, or (ii) the Company’s Common Stock at a conversion price of $144.00 per share, as adjusted for the Reverse Stock Split.

The Company elected to apply the fair value option to account for the Tasly Convertible debt. Accordingly, no features of the Convertible debt are bifurcated and separately accounted for. As of September 30, 2025 and 2024, the fair value of the Convertible debt was $2.1 million and $1.7 million, respectively. On September 30, 2025, the remaining time event was 0 months as the APAC JV can effectively close now that the Closing has occurred. The intrinsic conversion value as of the Valuation Date, September 30, 2025, is zero and the note is in default as the maturity date has passed.  The fair value of the note is the face amount of the debt plus accrued interest which is recorded as a liability above the face amount of the debt and is recorded as a current liability on the Condensed Consolidated Balance Sheet.

Senior Convertible Notes

January-March 2024 Senior Notes — During the months January through March 2024, the Company issued additional Senior Notes to investors with the principal amount of $0.7 million on substantially the same terms as the Senior Notes issued in 2022 (as amended in November 2022).

April - June 2024 Senior Notes — During the months April through June 2024, the Company issued additional Senior Notes to investors with the principal amount of $0.4 million on substantially the same terms as the Senior Notes issued in 2022 (as amended in November 2022). Additionally, the Company repaid $0.1 million of principal on Senior Notes with investors during the respective period.

July - September 2024 Senior Notes — During the months July through September 2024, the Company issued additional Senior Notes to investors with the principal amount of $0.7 million on substantially the same terms as the Senior Notes issued in 2022 (as amended in November 2022). Additionally, during the months of July through September 2024, the Company issued a Senior Convertible Note with the principal amount of $0.25 million. This note was issued at the same 12% interest terms as all of their other Senior Notes and converted into shares of Company Common Stock upon the Closing.

January-March 2025 Senior Notes — During the months January through March 2025, the Company issued additional Senior Secured Convertible Notes to investors with the principal amount of $0.8 million on substantially the same terms as the Senior Notes issued in 2022 (as amended in November 2022). These notes were issued at the same 12% interest terms as all of their other Senior Secured Convertible Notes, and will convert into shares of Company Common Stock at $37.50 per share.

April - June 2025 Senior Notes — During the months April through June 2025, the Company issued additional Senior Secured Convertible Notes to investors with the principal amount of $0.4 million issued on substantially the same terms as the Senior Notes issued in 2022 (as amended in November 2022). These notes were issued at the same 12% interest terms as all of their other Senior Secured Convertible Notes, and will convert into shares of Company Common Stock at $37.50 per share.

The annual effective interest rate of Senior Notes was estimated from 0% to 12.15% and 0% to 12.55% per year for the nine months ended September 30, 2025 and 2024, respectively. The interest expense for the three months ended September 30, 2025 and 2024 was $0.1 million and $0.5 million, respectively. The interest expense for the nine months ended September 30, 2025 and 2024 was $1.3 million and $1.5 million, respectively.

Upon Closing, the following convertible notes were converted into Company Common Stock based on the principal and accrued interest as of July 11, 2025. Senior Convertible Notes with an outstanding balance of $20.6 million in principal and accrued interest converted into 68,585 shares of Company Common Stock at $300.00/share, Senior Convertible Bridge Notes of $3.1 million in principal and accrued interest were repaid in cash in the amount of $0.2 million with the remaining $2.9 million converted into 17,261 shares of Company Common Stock at $166.50/share, Senior Secured Convertible Notes of $2.8 million in principal and accrued interest converted into 73,896 shares of Company Common Stock at $37.50/share. Of the 73,896 shares of Company Common Stock issued to Senior Secured Note holders, 9,469 shares were contributed by the Sponsor. As such, most of these notes were converted into Company Common Stock upon the Closing. As of September 30, 2025, $0.3 million remained outstanding. All share counts and per share conversions have been adjusted for the Reverse Stock Split.

Of the $0.3 million of Senior Notes remaining, $0 is outstanding with related parties and $0.3 million is outstanding with unrelated parties. Additionally, of the $25.3 million of Senior Notes outstanding on December 31, 2024, $9.5 million was outstanding with related parties and $15.8 million was outstanding with unrelated parties.

Loans Payable - Related Party at fair value

On February 11, 2025, NorthView executed a Securities Purchase Agreement (the “PIPE Subscription Agreement”) with Ascent Partners Fund LLC (“Ascent”, and together with any additional investors who become parties to the PIPE Subscription Agreement, the “PIPE Investors”). Pursuant to the PIPE Subscription Agreement, the PIPE Investors are expected, subject to the conditions relating to such purchase set forth in the PIPE Subscription Agreement, to purchase from NorthView senior secured convertible notes in an aggregate principal amount of up to $22,222,222 (the “PIPE Convertible Notes”) for an aggregate purchase price of up to $20,000,000, reflecting a 10% original issue discount to the face amount (“OID”).

As of the Closing on July 11, 2025 Northview was presenting the PIPE Subscription Agreement at fair value on its balance sheet in the amount of $3.9 million which was brought over to the Company’s combined balance sheet and further adjusted to fair value on September 30, 2025.

At the Closing and pursuant to the PIPE Subscription Agreement, the Company issued the Initial Note in the principal amount of $10,000,000 for a purchase price of $9,000,000, reflecting a 10% OID. The Initial Note matures on January 11, 2027, which is 18-months from Closing on July 11, 2025 (the “Maturity Date”) and is convertible at any time at the PIPE Investor’s option at a conversion price equal to the lower of $750 or 95% of the lowest daily VWAP of our Common Stock in the 10 trading days prior to the original issue date of the Initial Note and shall be adjusted, without limitation, based on down-round and most-favored nation (MFN) price and terms protections (the “Conversion Price”).

The Initial Note includes a “Minimum Interest Amount” equal to 10% of the principal amount, which represents a full year of interest payments under the Initial Note; provided, that such Minimum Interest Amount shall be reduced by the amount of interest accrued on the principal amount of the Initial Note. Interest shall accrue on the aggregate unconverted and then outstanding principal amount of the Initial Note at a rate of 10% per annum, provided that the Minimum Interest Amount shall be fully earned and accrued on the original issue date of the Initial Note. Upon an event of default, the interest rate shall be adjusted and increase to 24% per annum. Payments made in cash under the Initial Note shall be subject to a 5% fee, which shall be in addition to any amounts owed thereunder. The Initial Note provides for certain events of default that are typical for a transaction of this type, including, among other things, any breach of the representations or warranties made by the Company and our subsidiaries. The Initial Note also provides for a 10% late fee in case of late payments and mandatory prepayments upon Subsequent Offerings (as defined in the Initial Note) and, in the absence of an event of default, may be prepaid upon 10 business days prior notice, subject to certain conversion rights of the PIPE Investors.

The Initial Note may not be converted by the PIPE Investors into shares of our Common Stock if such conversion would result in the investors or their affiliates owning in excess of 4.99% of the number of shares of our Common Stock outstanding immediately after giving effect to the issuance of all shares issuable upon conversion of the Initial Note (the “Beneficial Ownership Limitation”); provided, that the PIPE Investors may increase or decrease the Beneficial Ownership Limitation upon at least 61 days’ prior notice to us so long as such increase does not exceed 9.99% of the number of shares of our Common Stock outstanding immediately after giving effect to the issuance of all shares issuable upon conversion of the Initial Note. On August 1, 2025, pursuant to a Notice and Waiver, the Beneficial Ownership Limitation was increased from 4.99% to 9.99% and the Company waived the requirement for the 60 days’ advance notice for such increase.

On August 25, 2025, the Company entered into Amendment No. 1 (the “SPA Amendment”) to the PIPE Subscription Agreement. Pursuant to the SPA Amendment, Section 2.1 of the PIPE Subscription Agreement was amended and restated to provide for four tranches of Notes: (i) an initial closing for Notes in an aggregate principal amount of $10,000,000 (the “First Tranche”), which already occurred on July 11, 2025; (ii) a second closing for Notes in an aggregate principal amount of $2,222,222 (the “Second Tranche”) for a purchase price of $2,000,000, subject to the satisfaction of certain conditions including the filing of a registration statement on Form S-1 covering all conversion shares and no Nasdaq listing deficiency; (iii) a third closing for Notes in an aggregate principal amount of $5,555,556 (the “Third Tranche”) for a purchase price of $5,000,000, subject to the satisfaction of certain conditions including the full conversion or repayment of the First Tranche, effectiveness of a registration statement, no Nasdaq listing deficiency, and receipt of stockholder approval; and (iv) a fourth closing for Notes in an aggregate principal amount of $4,444,444 (the “Fourth Tranche”) for a purchase price of $4,000,000, subject to the satisfaction of certain conditions including the full repayment of the First and Second Tranches, at least fifty percent (50%) repayment or conversion of the Third Tranche, effectiveness of a registration statement, and no Nasdaq listing deficiency. The SPA Amendment supersedes and replaces all prior provisions relating to “Additional Closings” and “Additional Notes,” and all references to such terms in the PIPE Subscription Agreement and related documents are to be construed in accordance with the new tranche structure.

Concurrently, on August 25, 2025, the Company entered into Amendment No. 1 (the “Note Amendment”) to the Initial Note. The Note Amendment modifies the terms of the Initial Note, specifically amending Section 4(b) to revise the conversion price provisions on any conversion date to be the lower of (i) the Conversion Price on such date and (ii) ninety-five percent (95%) of the lowest daily VWAP for the Company’s Common Stock during the ten consecutive trading days immediately preceding the applicable conversion date (the “Alternate Conversion Price”), provided that in no event shall the conversion price be less than the floor price of $7.50 which was calculated based on twenty percent (20%) of the closing sale price of the Common Stock on the principal trading market on the trading day immediately preceding the Note Amendment’s effective date, which was August 22, 2025.

On December 22, 2025, the Company entered into Amendment No. 2 to the Securities Purchase Agreement (the “Second Amendment”). The Second Amendment amended and restated Section 1.1 of the PIPE Subscription Agreement to modify the definition of “Floor Price” to provide, during the period commencing on the date of the Second Amendment and ending on, but excluding, the effective date of the reverse stock split expected to be presented to the Company’s stockholders in January 2026 for their approval, if and when such reverse stock split becomes effective (the “Modification Period”), for a Floor Price of at or above $0.111 per share. As amended and restated, the Floor Price during the Modification Period applies solely with respect to an aggregate number of shares of Common Stock issued and sold as “Purchased Securities” not to exceed 182,000 shares to be sold at or above $0.111 per share and below $0.14 per share. The Second Amendment further provides that upon the earliest to occur of (x) the issuance of such aggregate number of 182,000 shares as Purchased Securities during the Modification Period or (y) the end of the Modification Period, the Floor Price shall thereafter mean $0.14 per share, which equals the product of (i) twenty percent (20%) multiplied by (ii) the Official Closing Price on July 25, 2025, in each case as further adjusted to reflect any reduction (but excluding any increase) in the price per share of Common Stock caused by any reorganization, recapitalization, non-cash dividend, share split or other similar transaction, as provided in the PIPE Subscription Agreement. The modified Floor Price of $0.111 per share applies only during the Modification Period and only up to the 182,000-share cap for shares issued and sold below $0.14; the unmodified definition applies at all other times and with respect to all other shares.

On December 29, 2025, the Company entered into Amendment No. 3 to the Securities Purchase Agreement (the “Third Amendment”). Pursuant to Section 2.1(a)(iii) of the Third Amendment, following the Second Closing, the purchasers will be obligated, upon a trading day designated by the Company and reasonably acceptable to the collateral agent and no later than 10 trading days after the Company’s notice, to purchase additional Notes in an aggregate principal amount of up to $5,555,556 for an aggregate purchase price of up to $5,000,000, subject to the satisfaction of specified conditions, including: (A) the outstanding principal balance of the First Tranche and Second Tranche having been reduced to zero through conversion and/or repayment; (B) the absence of any Nasdaq continued-listing deficiency notice with respect to the Company’s Common Stock; (C) the effectiveness of a registration statement covering all conversion shares issuable upon conversion of the Notes issued in the first, second, and third tranches; and (D) receipt of required stockholder approval. If all such conditions are satisfied other than clause (B), the initial purchaser will, at the Company’s discretion, purchase a reduced principal amount of up to $3,333,333.60 for a proportional purchase price of up to $3,000,000. The Third Amendment also amends Section 2(b) of the Notes to modify the Mandatory Prepayment Amount for a Subsequent Offering that is an equity line of credit to 33.3% of the net proceeds with respect to shares under the current registration statement on Form S-1 (File No. 333-290805), or 50.0% of the net proceeds with respect to shares issued under any registration statement on Form S-1 filed after the date of the Third Amendment, in each case to be applied to repay obligations under the Notes.

The Company has elected the fair value option under ASC 825-10, Financial Instruments - Fair Value Option, for its loans payable - related party under ASC 825, Financial Instruments. The election simplifies accounting by measuring the entire instrument at fair value, with changes in fair value recognized in earnings. As such, the Company does not separately recognize any interest, unamortized discount, premium, issuance costs, or other basis adjustments; these amounts are included in the carrying amount of the liability that is adjusted to fair value each period. Fair value is determined using observable market data when available and valuation models when observable inputs are not readily available. Changes in fair value attributable to both credit risk and market risk are recorded in Loss on change in fair value of related party convertible debt in the Condensed Consolidated Statement of Operations. See Note 4, Fair Value Measurement for further information.

As of September 30, 2025, there was $14.4 million loans payable outstanding which has been classified as long-term in the condensed consolidated balance sheet.

Promissory Notes

In a series of transactions during 2010 and 2011, two of the Company’s founders provided $0.2 million to the Company to fund general corporate purposes in exchange for promissory notes. Our outstanding promissory notes accrue interest at 5% and 12% per annum, most of which do not have a set maturity date. Any promissory notes that did have an initial maturity date, which has passed, the Company has verbally agreed to pay off these loans subsequent to the consummation of the Business Combination. The Company is currently in default; accordingly, the Company classified the entire outstanding amount as a current liability on the condensed consolidated balance sheet.

During the year ended December 31, 2022, the Company borrowed $0.3 million from two of its founders at zero interest rate to finance its short-term operations, from which $0.2 million was repaid in the same period.

During the year ended December 31, 2023, the Company borrowed short-term promissory notes of $0.3 million from an existing investor and additional $0.1 million from an unrelated party repayable on demand at any time after December 31, 2023, with annual interest rate of 12%.

During the three and nine months ended September 30, 2025 and 2024, one note of $0.1 million was issued and the Company did not make any repayments from the outstanding balance of the promissory notes.

As of September 30, 2025 and December 31, 2024, accrued and unpaid interest on the promissory notes was $0.3 million and $0.3 million, respectively. Interest expense on the promissory notes was less than $0.1 million for each of the three and nine months ended September 30, 2025 and 2024. The carrying value of the promissory notes as of September 30, 2025 and December 31, 2024 was $0.9 million and $0.9 million, respectively.

Paycheck Protection Program

On May 25, 2021, the Company borrowed $1.3 million (the “PPP Loan 2”) as a Paycheck Protection Program loan. The Paycheck Protection Program, established as part of the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act, provides for loans to qualifying businesses and is administered by the U.S. Small Business Administration (the “SBA”). The annual interest rate of the PPP Loan 2 is 1%.

Under the terms of PPP Loan 2, if the Company does not submit a forgiveness application within 24 weeks of the initial disbursement of the loan (the “Covered Period”), the Company must begin to make equal monthly payments of principal and interest starting 10 months from the end of the Covered Period until May 25, 2026. Interest on the loan continues to accumulate during any deferment period. As of September 30, 2025, the Company has not applied for forgiveness under PPP Loan 2, but does intend to apply for loan forgiveness prior to December 31, 2025. This forgiveness is not guaranteed, based on the delayed timeline, but the Company has begun to make contact with the loan administrators.

As of December 31, 2024 and September 30, 2025, the Company was in default on PPP Loan 2 due to non-payment of minimal repayment amounts required by the terms of PPP Loan 2. Accordingly, the Company classified the entire amount outstanding under PPP Loan 2 as current and accrued respective late penalties for the total amount of less than $0.1 million as of September 30, 2025 and December 31, 2024, respectively. The total past due amount of PPP Loan 2 repayments as of September 30, 2025 and December 31, 2024 was $1.0 million and $0.8 million, respectively.

As of September 30, 2025, the contractual future minimum payments for the PPP Loan 2 were as follows (in thousands):

Year Ending December 31,	Amount

2025	$1,241
2026	145
Total	$1,386

Convertible Promissory Note – Related Party at Fair value

The Company now holds the convertible working capital promissory note which was previously held by Northview Acquisition Corporation with the Sponsor for up to $2.5 million. The Note is non-interest bearing and became convertible on the Closing Date, July 11, 2025. The Sponsor may elect to convert all or any portion of the unpaid principal balance of this Note into warrants, at a price of $75.00 per warrant. The note also allows for the conversion of the outstanding principal balance to be repaid in shares of Company Common Stock at a price of $16.55 per share at the election of the sponsor, as adjusted for the Reverse Stock Split. As of September 30, 2025 and December 31, 2024, the Company had principal outstanding of $1,919,796 and is presenting the Note at fair value on its balance sheet at September 30, 2025 in the amount of $1,919,796. The Company has deferred the repayment of the note to six months after the Closing and has classified this as a current asset due to the repayment being in default.

Note 5 — Debt

The following table sets forth a summary of the debt instruments (which are all classified as current liabilities in the accompanying consolidated balance sheets and their changes during the years ended December 31, 2024 and 2023 (in thousands):

	Convertible Notes	Tasly Convertible Debt	Senior Notes	Promissory Notes	PPP Loan
Balance at January 1, 2023	$13,981	$—	$15,149	$576	$1,326
Issuance of debt	—	1,600	3,235	375	—
Debt repayments	—	—	—	(151)	—
Change in fair value	—	22	—	—	—
Stated interest	1,820	92	1,771	49	36
Amortization of debt discount and issuance costs	515	—	(0)	—	—
Balance at December 31, 2023	16,316	1,714	20,155	849	1,362

Balance at January 1, 2024	$16,316	$1,714	$20,155	$849	$1,362
Issuance of debt	—	16	3,210	—	—
Debt repayments	—	—	(150)	—	—
Change in fair value	—	311	—	—	—
Stated interest	2,057	193	2,053	61	14
Amortization of debt discount and issuance costs	46	—	—	—	—
Balance at December 31, 2024	$18,419	$2,234	$25,268	$910	$1,376

Less: Current portion	18,419	2,234	25,268	910	1,376
Long term debt	$—	$—	$—	$—	$—

Convertible Debt

Convertible Notes

August 2020 Convertible Notes — In August, September, October and December 2020 the Company received $9.1 million in total gross proceeds from the issuance of convertible promissory notes (the “2020 Convertible Notes”). Interest on the unpaid principal balance of the August 2020 Convertible Notes accrues from the issuance date at a rate of 12% per year, compounded semi-annually, and is payable at maturity. Unless converted or redeemed upon the occurrence of certain events, the August 2020 Convertible Notes were to mature within 12 months of issuance.

Upon the consummation of an equity financing with aggregate proceeds to the Company of no less than $20.0 million (the “Qualified Financing”), the notes’ outstanding principal balance and accrued but unpaid interest are to convert into the shares of convertible preferred stock issued in such a Qualified Financing at a conversion price equal to the lesser of (i) the per share price obtained by dividing $150.0 million by the Company’s fully diluted capitalization, or (ii) the per share price paid by investors in the Qualified Financing, subject to 30% discount. Upon the occurrence of a change of control, the August 2020 Convertible Notes are required to be repaid in the amount equal to 200% of the notes’ outstanding principal balance plus accrued but unpaid interest.

The August 2020 Convertible Notes contain embedded features, including automatic conversion into equity securities upon completion of a Qualified Financing and mandatory redemption upon change of control that is required to be bifurcated and accounted for separately as a combined single derivative instrument initially and subsequently measured at fair value with the change in fair value recorded in the gain (loss) on change in the fair value of derivative liabilities in the statements of operations. The aggregate issuance date estimated fair values of the derivative liability issued with the August 2020 Convertible Notes was $1.8 million and was recorded as a debt discount. The discount on the August 2020 Convertible Notes was to be amortized over the contractual term of 12 months from issuance, using the effective interest method.

On August 25, 2021, the August 2020 Convertible Notes were amended to extend the maturity dates to December 31, 2021 (the “Amendment 1”).

On December 6, 2021, the August 2020 Convertible Notes were amended to extend the maturity dates to December 31, 2022 (the “Amendment 2”).

January 2021 Convertible Notes — In January 2021 the Company received $1.0 million in gross proceeds from the issuance of convertible promissory notes (the “January 2021 Convertible Notes”). Interest on the unpaid principal balance of the January 2021 Convertible Notes accrues from the issuance date at a rate of 12% per year, compounded semi-annually, and is payable at maturity. Unless converted or redeemed upon the occurrence of certain events, the January 2021 Convertible Notes were to mature within 12 months of issuance.

Upon the consummation of a Qualified Financing, the notes’ outstanding principal balance and accrued but unpaid interest are to convert into the shares of convertible preferred stock issued in such a Qualified Financing at a conversion price equal to the lesser of (i) the per share price obtained by dividing $150.0 million by the Company’s fully diluted capitalization, or (ii) the per share price paid by investors in the Qualified Financing, subject to 30% discount. Upon the occurrence of a change of control, the January 2021 Convertible Notes are required to be repaid in the amount equal to 200% of the notes’ outstanding principal balance plus accrued but unpaid interest.

The January 2021 Convertible Notes contain embedded features, including automatic conversion into equity securities upon completion of a Qualified Financing and mandatory redemption upon change of control that were required to be bifurcated and accounted for separately as a combined single derivative instrument initially and subsequently measured at fair value with the change in fair value recorded in the gain (loss) on change in the fair value of derivative liabilities in the statements of operations. The issuance date estimated fair values of the derivative liability issued with the January 2021 Convertible Notes was $0.2 million and was recorded as a debt discount. The discount on the January 2021 Convertible Notes was to be amortized over the contractual term of 12 months from issuance, using the effective interest method.

On December 6, 2021, the January 2021 Convertible Notes were amended to extend the maturity dates to December 31, 2022.

April 2021 Convertible Notes — In April, May and June 2021 the Company received $1.2 million in total gross proceeds from the issuance of convertible promissory notes (together with January 2021 Convertible Notes, the “2021 Convertible Notes”). Interest on the unpaid principal balance of the April 2021 Convertible Notes accrues from the issuance date at a rate of 12% per year, compounded semi-annually, and is payable at maturity. Unless converted or redeemed upon the occurrence of certain events, the April 2021 Convertible Notes were to mature within 12 months of issuance.

Upon the consummation of a Qualified Financing, the notes’ outstanding principal balance and accrued but unpaid interest are to convert into the shares of convertible preferred stock issued in such a Qualified Financing at a conversion price equal to the lesser of (i) the per share price obtained by dividing $150.0 million by the Company’s fully diluted capitalization, or (ii) the per share price paid by investors in the Qualified Financing, subject to 30% discount. Upon the occurrence of a change of control, the April 2021 Convertible Notes are required to be repaid in the amount equal to 200% of the notes’ outstanding principal balance plus accrued but unpaid interest.

The April 2021 Convertible Notes contain embedded features, including automatic conversion into equity securities upon completion of a Qualified Financing and mandatory redemption upon change of control that were required to be bifurcated and accounted for separately as a combined single derivative instrument initially and subsequently measured at fair value with the change in fair value recorded in the gain (loss) on change in the fair value of derivative liabilities in the statements of operations. The issuance date estimated fair values of the derivative liabilities issued with the April 2021 Convertible Notes was $0.3 million and was recorded as debt discounts. The discount on the April 2021 Convertible Notes was to be amortized over the contractual term of 12 months from issuance, using the effective interest method.

On December 6, 2021, the April 2021 Convertible Notes were amended to extend the maturity dates to December 31, 2022.

Convertible Notes November 2022 Amendment

On November 3, 2022, all of the convertible notes outstanding, referred to as the 2020 Convertible Notes and 2021 Convertible Notes based on the original board approvals (together the “Convertible Notes”) were amended as follows: 1) all unpaid interest and principal shall be due and payable on the date which is five business days after the termination of the Merger prior to the occurrence of the Merger closing, 2) the maximum aggregate initial principal amount was increased from $11.0 million to $11.3 million, 3) automatic conversion to SPAC shares of at then outstanding all notes and accrued interest upon the Merger at $525.00 per share was introduced, 4) upon consummation of the Merger, all noteholders will have a right to receive additional shares upon achievement by the combined company of certain share price and sales milestones (the earnout shares) (the “November 2022 Convertible Notes Amendment”).

The November 2022 Convertible Notes Amendment represented a troubled debt restructuring (the “TDR”). The TDR did not result in a gain recognition. As a result, a new effective interest rate was established based on the $14.4 million carrying value of the debt immediately prior to the November 2022 Convertible Notes Amendment and the future cash flows after such amendment, net of the issuance costs paid to or received from the Convertible Notes holders, which were capitalized and amortized based on the new effective interest rate. Fees paid to third parties in connection with the November 2022 Convertible Notes Amendment were expensed.

The annual effective interest rate of Convertible Notes was estimated from 12.54% to 53.28% and 12.95% to 53.28% per year for the years ended December 31, 2024 and 2023, respectively. The interest expense for the years ended December 31, 2024 and 2023 was $2.1 million and $2.3 million, which includes the amortization of debt discount and issuance costs of $0.1 million and $0.5 million, respectively.

As of December 31, 2024 and 2023, the outstanding balance of convertible notes includes related party convertible notes of $13.3 million and $11.8 million, respectively.

Tasly Convertible Debt

In June 2023, the Company entered into a short-term loan agreement with a related party under which it may borrow up to $1.6 million, of which $1.0 million was borrowed on June 26, 2023, $0.3 million was borrowed on July 20, 2023, $0.3 million was borrowed on August 15, 2023 and the final $0.02 million was borrowed in February 2024 (the “Convertible debt”).

The loans bear interest at a rate of 12% per annum and originally matured on December 31, 2023. The original maturity date was extended to March 31, 2024, subject to the parties’ decision to extend thereafter. The Company is currently in default, as this loan will be repaid in parallel with the closing of the SPAC transaction. Accordingly, the Company classified the entire amount outstanding under the Tasly Convertible Debt as current on the Consolidated Balance Sheet. Upon occurrence of certain events of default by the Company, including failure to repay in full the amounts owed at maturity, the lender will have an option to convert the entire outstanding balance and accrued but unpaid interest under the Convertible debt into senior unsecured promissory notes on substantially the same terms as the outstanding Senior Notes as of December 31, 2024. In the event the Company fails to complete the Merger, the lender will have an option to convert the entire outstanding balance and accrued but unpaid interest under the Convertible debt into either (i) senior unsecured promissory notes on substantially the same terms as the outstanding Senior Notes as of December 31, 2024 or (ii) the Company’s common stock at a conversion price of $174.75 per share (as adjusted for the Reverse Stock Split), and as adjusted for the recapitalization by the Exchange Ratio of .3459, which results in a conversion price of $505.20 per share into New Profusa.

The Company elected to apply the fair value option to account for the Tasly Convertible debt. Accordingly, no features of the Convertible debt are bifurcated and separately accounted for. The fair value of the Convertible debt was $2.2 million as of December 31, 2024, compared to $1.71 million as of December 31, 2023. Accrued stated interest on the Convertible debt was $0.2 million for the year ended December 31, 2024 compared to less than $0.1 million for the year ended December 31, 2023. The total loss on fair value remeasurement is $0.33 million, of which, $0.31 million in loss on fair value remeasurement is from the year ended December 31, 2024, compared to less than $0.1 million in loss on fair value remeasurement from the year ended December 31, 2023.

Senior Notes 2021

August 2021 Senior Notes — In August 2021 the Company received $4.0 million in total gross proceeds from the issuance of senior unsecured promissory notes (the “August 2021 Senior Notes”). Simple interest on the unpaid principal balance of the August 2021 Senior Notes accrued from the issuance date at a rate of 12% per year and is payable at maturity. The August 2021 Senior Notes were to mature on the earlier of (a) issuance of the next round of preferred stock of (b) August 25, 2022.

On December 6, 2021, the August 2021 Senior Notes were amended to provide the note holders with an option to convert the notes’ outstanding principal balance and accrued but unpaid interest into (a) the shares of convertible preferred stock issued upon consummation of a Qualified Financing at a conversion price equal to the per share price paid by investors in such Qualified Financing, subject to 20% discount, or (b) shares of the Company’s Series C convertible preferred stock at the conversion price equal to the original issue price prior to Qualified Financing in the event the Qualified Financing had not occurred prior to February 25, 2022, or (c) shares of the Company’s Series C convertible preferred stock at the conversion price equal to the original issue price upon change of control.

The optional conversion upon Qualified Financing represents an embedded feature that is required to be bifurcated and accounted for separately as a derivative instrument initially and subsequently measured at fair value with the change in the gain (loss) on change in the fair value of derivative liabilities in the statements of operations.

December 2021 Senior Notes — In December 2021 the Company received $1.3 million in total gross proceeds from the issuance of senior unsecured promissory notes (the “December 2021 Senior Notes”, together with August 2021 Senior Notes, the “2021 Senior Notes”). Simple interest on the unpaid principal balance of the December 2021 Senior Notes accrued from the issuance date at a rate of 12% per year and is payable at maturity. The December 2021 Senior Notes mature on August 25, 2022.

During the year ended December 31, 2022 the Company issued additional Senior Notes to the existing investors for the aggregate principal amount of $5.5 million (the “2022 Senior Notes”) on substantially the same terms as the other Senior Notes issued in 2021 (as amended in December 2021).

Senior Notes September 2022 Amendment

In September 2022, the 2021 Senior Notes and 2022 Senior Notes (together “Senior Notes”) were amended as follows: a) the maturity dates for all Senior Notes were extended to December 31, 2022, b) the conversion price discount in the event of a Qualified Financing was increased to 60%, c) the February 25, 2022 deadline for the occurrence of a Qualified Financing for conversion of the Senior Notes into Series C convertible preferred stock prior to a Qualified Financing was extended to December 31, 2022 and the respective conversion price discount of 60% was introduced for conversion prior to a Qualified Financing; d) the conversion price discount of 60% in the event of change of control was introduced; e) conversion option prior to entering into a definitive agreement with a SPAC (the “Definitive Qualified Agreement”) was introduced. Under this option, in the event that the Company executes a Definitive Qualified Agreement, then the Senior Note holders will have the option (but not the obligation) to convert the entire outstanding principal balance and all accrued but unpaid interest into shares of the Company’s common stock at a conversion price equal to 40% of the per share price of the common stock as determined pursuant to the Definitive Qualified Agreement; provided, that, if such conversion price per share of the common stock is greater than $300.00, then such conversion price shall be deemed to be $300.00 per share into SPAC shares, as adjusted for the Reverse Stock Split.

This 2022 amendment was accounted for as debt extinguishment resulting in $8.8 million debt extinguishment loss recognized in loss on debt extinguishment, net in the statements of operations.

The optional conversion upon a Qualified Financing and Qualified conversion option represents embedded features that are required to be bifurcated and accounted for separately as a combined single derivative instrument initially and subsequently measured at fair value with the change in the gain (loss) on change in the fair value of derivative liabilities in the statements of operations.

October 2022 Senior Notes — In September and October 2022, the Company issued an additional Senior Notes to existing investors with the principal amount of $1.3 million on substantially the same terms as the Senior Notes issued in 2022 (as amended in September 2022).

Senior Notes November 2022 Amendment

On November 3, 2022, all Senior Notes were amended as follows: 1) all unpaid interest and principal shall be due and payable on the date which is five business days after the termination of the Merger prior to the occurrence of the Merger closing, 2) automatic conversion to SPAC shares of at then outstanding all notes and accrued interest upon the Merger at $300.00 per share, as adjusted for the Reverse Stock Split, was introduced, 3) upon consummation of the Merger, all noteholders will have a right to receive additional shares upon achievement by the combined company of certain share price and sales milestones (the earnout shares) (the “November 2022 Senior Notes Amendment”).

The November 2022 Senior Notes Amendment represented a TDR. Since the total future undiscounted cash flows under Senior Notes were less than their outstanding principal amount and unpaid accrued interest plus fair value of the bifurcated derivative immediately before November 2022 Senior Notes Amendment, the Company recognized TDR gain of $3.98 million for the Senior Notes issued to unrelated parties in its Statement of Operations for the year ended December 31, 2022 and it recognized $3.97 million in Additional Paid-in Capital for the year ended December 31, 2022 for the Senior Notes issued to related parties.

December 2022 Senior Notes — In November and December 2022, the Company issued additional Senior Notes to investors with the principal amount of $1.0 million on substantially the same terms as the Senior Notes issued in 2022 (as amended in November 2022).

Senior Notes 2023

March 2023 Senior Notes — In January, February and March 2023, the Company issued additional Senior Notes to investors with the principal amount of $1.6 million on substantially the same terms as the Senior Notes issued in 2022 (as amended in November 2022).

April 2023 Senior Notes — In April 2023, the Company issued additional Senior Notes to investors with the principal amount of $0.6 million on substantially the same terms as the Senior Notes issued in 2022 (as amended in November 2022).

October-December 2023 Senior Notes — During the months October through December 2023, the Company issued additional Senior Notes to investors with the principal amount of $1.1 million on substantially the same terms as the Senior Notes issued in 2022 (as amended in November 2022). These notes were issued at the same 12% interest terms as all of their other Senior Convertible Notes, and will convert into New Profusa shares at $166.50 per share upon the successful closing of the business combination, as adjusted for the Reverse Stock Split.

Senior Notes 2024

January-March 2024 Senior Notes — During the months January through March 2024, the Company issued additional Senior Notes to investors with the principal amount of $0.7 million on substantially the same terms as the Senior Notes issued in 2022 (as amended in November 2022).

April-June 2024 Senior Notes — During the months April through June 2024, the Company issued additional Senior Notes to investors with the principal amount of $0.4 million on substantially the same terms as the Senior Notes issued in 2022 (as amended in November 2022). Additionally, the Company repaid $0.11 million of principal on Senior Notes with investors during the respective period.

July-September 2024 Senior Notes — During the months July through September 2024, the Company issued additional Senior Notes to investors with the principal amount of $0.7 million on substantially the same terms as the Senior Notes issued in 2022 (as amended in November 2022). Additionally, during the months of July through September 2024, the Company issued a Senior Secured Convertible Note with the principal amount of $0.25 million. This note was issued at the same 12% interest terms as all of their other Senior Convertible Notes, and has an 18-month maturity, which will be accelerated and converts into New Profusa shares upon the successful closing of the business combination. The Company repaid $0.04 million of principal on Senior Notes with investors during the respective period.

October-December 2024 Senior Notes — During the months October through December 2024, the Company issued two Senior Secured Convertible Notes with a total principal amount of $1.1 million. These notes were issued at the same 12% interest terms as all of their other Senior Convertible Notes, and have an 18-month maturity, which will be accelerated and converted into New Profusa shares upon the successful closing of the business combination.

As of December 31, 2024, the outstanding balance of senior notes totaled $25.3 million, of which $9.5 million is outstanding with related parties and $15.8 million is outstanding with unrelated parties.

The annual effective interest rate of Senior Notes was estimated from 0% to 12.15% and 0% to 12.55% per year for the years ended December 31, 2024 and 2023, respectively. The interest expense was $2.1 million and $1.8 million for the years ended December 31, 2024 and 2023.

As of December 31, 2024, future minimum payments for the convertible notes payable were as follows (in thousands):

	Convertible Notes	Tasly Convertible Debt	Senior Notes
Total future principal payments	$19,533	$1,998	$24,396
Add: fair value remeasurement	—	333	—
Add (less): unamortized debt (premium) discount	(2)	—	2,055
Less: interest	(1,112)	(97)	(1,183)
Total convertible notes payable	$18,419	$2,234	$25,268

Promissory Notes

In a series of transactions during 2010 and 2011 two of the Company’s founders provided $0.2 million to the Company to fund general corporate purposes in exchange for promissory notes. The notes accrue interest annually at a simple interest rate of 5% with no set maturity date.

During the year ended December 31, 2022, the Company borrowed $0.3 million from two of its founders at zero interest rate to finance its short-term operations, from which $0.2 million was repaid in the same period.

During the year ended December 31, 2023, the Company borrowed short-term promissory notes of $0.3 million from an existing investor and an additional $0.1 million from an unrelated party repayable on demand at any time after December 31, 2024, with annual interest rate of 12%.

Interest expense on the promissory notes was less than $0.1 million for each of the years ended December 31, 2024 and 2023. The carrying value of the promissory notes as of December 31, 2024 and 2023 was $0.9 million and $0.8 million, respectively. As of December 31, 2024 and 2023, outstanding balance of promissory notes includes all related party promissory notes of $0.9 million and $0.8 million, respectively. The Company recognized that the promissory notes from December 31, 2023 are in default as of the date of this filing. The note holders will be repaid upon closing the business transaction, and the full balance of these notes are held in current liabilities on the Consolidated Balance Sheets.

Paycheck Protection Program

On May 25, 2021, the Company borrowed $1.3 million (the “PPP Loan 2”) as a Paycheck Protection Program loan. The Paycheck Protection Program, established as part of the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act, provides for loans to qualifying businesses and is administered by the U.S. Small Business Administration (the “SBA”). The annual interest rate of the PPP Loan 2 is 1%.

Under the terms of PPP Loan 2, if the Company does not submit forgiveness application within 24 weeks the initial disbursement of the loan (the “Covered Period”), the Company must begin to make equal monthly payments of principal and interest starting 10 months from the end of the Covered Period until May 25, 2026. Interest on the loan continues to accumulate during any deferment period. As of December 31, 2024, and as of the date of this filing, the Company has not applied for forgiveness under PPP Loan 2.

As of December 31, 2024 and December 31, 2023, the Company was in default on PPP Loan 2 due to non-payment of minimal repayment amounts required by the terms of PPP Loan 2. Accordingly, the Company classified the entire amount outstanding under PPP Loan 2 as current and accrued respective late penalties for the total amount of less than $0.1 million as of December 31, 2024 and December 31, 2023, respectively. The total past due amount of PPP Loan 2 repayments as of December 31, 2024 and December 31, 2023 was $0.8 million and $0.4 million, respectively.

As of December 31, 2024, the contractual future minimum payments for the PPP Loan 2 were as follows (in thousands):

Year Ending December 31,	Amount
2025	1,231
2026	145
Total	$1,376